Shareholders' Equity Preferred Stock Conversion and Dividends - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended	3 Months Ended				12 Months Ended				3 Months Ended				6 Months Ended	12 Months Ended						1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jan. 25, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Sep. 30, 2011 Series A Preferred Stock	Jun. 30, 2011 Series A Preferred Stock	Mar. 31, 2011 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Dec. 31, 2009 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Sep. 30, 2011 Series B Preferred Stock	Jun. 30, 2011 Series B Preferred Stock	Mar. 31, 2011 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2009 Series B Preferred Stock	Jun. 30, 2012 Common Stock	Jan. 25, 2012 Common Stock	Jun. 30, 2012 Preferred Stock	May 02, 2012 Everbank Florida Common Stock
Conversion of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 5,555	$ 113	$ 4,482					$ 228	$ 227	$ 225						$ 1,073
Conversion of Stock, Shares Converted																136,544							77,994,699
Convertible Preferred Stock, Shares Issued upon Conversion				15				15				117					117				2,801,160		15,964,644
Number of Classes of Stock																				1		1
Preferred Stock, Par or Stated Value Per Share	$ 0.01			$ 0.01				$ 0.01	$ 0.01		$ 0.01	$ 0.01				$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	10,000,000			1,000,000				1,000,000	1,000,000		0	1,000,000				0	1,000,000	1,000,000
Preferred Stock, Shares Issued and Outstanding	0			186,744				186,744	186,744		0	136,544				0	136,544	136,226
Preferred Stock, shares outstanding				186,744				186,744	186,744		0	136,544				0	136,544	136,226
Preferred Stock, Dividend Rate, Percentage				6.00%	6.00%	6.00%	6.00%					1.00%	1.00%	1.00%	1.00%		4.00%
Preferred Stock, Amount of Preferred Dividends in Arrears								$ 0
Preferred Stock, Liquidation Preference Per Share												$ 1,000				$ 1,000	$ 1,000	$ 1,000
Preferred Stock Automatic Conversion to Common Stock, Anniversary Date of Issue												5 years					5 years
Stock Dividends, Shares																	318	5,315	5,108